Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Cash Distributions
The following cash distributions were declared in the six months ended June 30, 2026:

Relevant period	Declaration date	Amount per share (in $)	Payment date
December 2025	January 8, 2026	0.13	January 27, 2026
January 2026	February 9, 2026	0.06	February 27, 2026
February 2026	March 5, 2026	0.06	March 25, 2026
March 2026	April 7, 2026	0.06	April 27, 2026
April 2026	May 6, 2026	0.15	May 26, 2026
May 2026	June 8, 2026	0.22	June 26, 2026